RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation
	2017	2016	2015

Salaries and short-term benefits	$9.1	$9.3	$9.9
Share-based compensation	5.9	9.3	4.1
Other long-term benefits	8.5	1.3	1.4

	$23.5	$19.9	$15.4